Derivative Instruments - Effect of foreign Currency Cash Flow Hedges on AOCI (Details) - USD ($) $ in Millions		12 Months Ended
		Oct. 03, 2020	Sep. 28, 2019
Foreign Currency Fair Value Hedge Derivative [Line Items]
Unrealized Gain (Loss) on Foreign Currency Derivatives, Net, before Tax		$ (63)	$ 156
Foreign Currency Cash Flow Hedge Gain (Loss) Reclassified to Earnings, Net	[1]	$ 269	$ 183

[1]	Primarily recorded in revenue.